Description of Business - Additional Information (Detail)	Dec. 31, 2015 Vessel m³	Jul. 18, 2013 m³
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	29
Semi Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	23
Semi Refrigerated [Member] | Ethylene Carrier [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	10
Gas carrier cargo capacity | m³		21,000
Fully Refrigerated [Member]
Schedule Of Description Of Business [Line Items]
Number of gas carriers owned & operated	6
Minimum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³	20,500
Maximum [Member]
Schedule Of Description Of Business [Line Items]
Gas carrier cargo capacity | m³	22,500